Investment Securities (Details 3) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Total, Amortized Cost	$ 179,668,079	$ 210,872,595
Total, Fair Value	159,697,420	$ 190,706,019
Available for sale Securities [Member]
Due In One Year Or Less, Amortized Cost	20,265,651
Due From One To Five Years, Amortized Cost	26,774,356
Due From Five To Ten Years, Amortized Cost	1,300,000
Due After Ten Years, Amortized Cost	11,805,798
Agency MBS, Amortized Cost	119,522,274
Total, Amortized Cost	179,668,079
Due In One Year Or Less, Fair Value	20,002,880
Due From One To Five Years, Fair Value	25,165,820
Due From Five To Ten Years, Fair Value	1,070,473
Due After Ten Years, Fair Value	11,202,010
Agency MBS, Fair Value	102,256,237
Total, Fair Value	$ 159,697,420